CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 944,268	¥ 6,573,808	¥ 9,540,556
Restricted cash	164,537	1,145,477	497,916
Short-term investments	438,497	3,052,726	2,321,244
Accounts receivable, net	186,125	1,295,766	5,674,731
Amounts due from related parties	6,890	47,964	17,475
Other receivables and prepayments, net	416,256	2,897,893	3,594,736
Loan receivables, net	43,971	306,115	310,873
Inventories	1,107,227	7,708,292	5,368,106
Total current assets	3,307,771	23,028,041	27,325,637
Property and equipment, net	1,616,940	11,256,810	8,531,483
Deposits for property and equipment	14,623	101,800	176,556
Land use rights, net	795,930	5,541,108	3,885,578
Intangible assets, net	48,452	337,310	353,108
Investment in equity method investees	447,148	3,112,952	667,427
Other investments	287,678	2,002,756	1,470,551
Other long-term assets, net	87,344	608,073	396,447
Amounts due from related parties	14,651	102,000
Goodwill	34,001	236,711	367,106
Deferred tax assets, net	77,503	539,561	388,770
Right-of-use assets, net	246,424	1,715,556
Total assets	6,978,465	48,582,678	43,562,663
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB85,257 and RMB136,359 as of December 31, 2018 and 2019, respectively)	1,981,126	13,792,200	11,630,172
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB751,615 and RMB458,894 as of December 31, 2018 and 2019, respectively)	177,133	1,233,165	1,473,134
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,689,273 and RMB3,090,910 as of December 31, 2018 and 2019, respectively)	938,633	6,534,575	5,512,605
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB22,225 and RMB8,820 as of December 31, 2018 and 2019, respectively)	76,530	532,788	323,108
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB204,925 and RMB244,323 as of December 31, 2018 and 2019, respectively)	58,317	405,994	367,512
Securitization debt (Including securitization debt of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)			969,000
Short-term loans (Including short-term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	157,092	1,093,645	1,343,160
Convertible senior notes (Including convertible senior notes of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)			4,327,268
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and RMB17,697 as of December 31,2018 and 2019, respectively)	47,871	333,268
Total current liabilities	3,436,702	23,925,635	25,945,959
Long-term loans (Including long-term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	9,267	64,515
Deferred tax liability (Including deferred tax liability of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,617 and RMB36,385 as of December 31, 2018 and 2019, respectively)	23,715	165,098	4,960
Deferred income-noncurrent (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB298 and nil as of December 31, 2018 and 2019, respectively)	112,337	782,068	400,951
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and RMB8,743 as of December 31, 2019)	200,475	1,395,665
Total liabilities	3,782,496	26,332,981	26,351,870
Commitments and contingencies (Note 28)
SHAREHOLDERS' EQUITY:
Additional paid-in capital	1,430,592	9,959,497	9,385,216
Retained earnings	1,712,808	11,924,228	7,907,396
Accumulated other comprehensive loss	(8,138)	(56,656)	(30,883)
Total Vipshop Holdings Limited shareholders' equity	3,135,275	21,827,156	17,261,815
Non-controlling interests	60,694	422,541	(51,022)
Total shareholders' equity	3,195,969	22,249,697	17,210,793
Total liabilities and shareholders' equity	6,978,465	48,582,678	43,562,663
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	11	76	75
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 2	¥ 11	¥ 11